LoCorr Strategic Allocation Fund
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 48.4%	Shares	Value
Advertising - 0.0%(a)
Interpublic Group of Cos., Inc.	234	$6,355
Omnicom Group, Inc.	47	3,897
		10,252

Aerospace & Defense - 1.0%
Boeing Co. (b)	223	38,033
General Dynamics Corp.	71	19,353
General Electric Co.	336	67,251
Howmet Aerospace, Inc.	132	17,124
L3Harris Technologies, Inc.	65	13,605
Lockheed Martin Corp.	70	31,270
Northrop Grumman Corp.	47	24,064
RTX Corp.	385	50,997
TransDigm Group, Inc.	17	23,516
		285,213

Agriculture - 0.4%
Altria Group, Inc.	562	33,731
Archer-Daniels-Midland Co.	148	7,105
Philip Morris International, Inc.	485	76,985
		117,821

Airlines - 0.1%
Delta Air Lines, Inc.	227	9,897
Southwest Airlines Co.	108	3,627
United Airlines Holdings, Inc. (b)	101	6,974
		20,498

Apparel - 0.1%
NIKE, Inc. - Class B	380	24,122
Tapestry, Inc.	116	8,168
		32,290

Auto Manufacturers - 1.0%
Cummins, Inc.	46	14,418
Ford Motor Co.	1,127	11,304
General Motors Co.	274	12,886
PACCAR, Inc.	158	15,384
Tesla Motors, Inc. (b)	885	229,357
		283,349

Auto Parts & Equipment - 0.0%(a)
Aptiv PLC (b)	62	3,689

Banks - 2.2%
Bank of America Corp.	2,038	85,046
Bank of New York Mellon Corp.	234	19,626
Citigroup, Inc.	611	43,375
Citizens Financial Group, Inc.	197	8,071
Fifth Third Bancorp	163	6,390
Goldman Sachs Group, Inc.	91	49,712
Huntington Bancshares, Inc./OH	648	9,726
JPMorgan Chase & Co.	848	208,013
KeyCorp	512	8,187
M&T Bank Corp.	66	11,798
Morgan Stanley	358	41,768
Northern Trust Corp.	62	6,116
PNC Financial Services Group, Inc.	39	6,855
Regions Financial Corp.	426	9,257
State Street Corp.	79	7,073
Truist Financial Corp.	457	18,806
U.S. Bancorp	473	19,970
Wells Fargo & Co.	951	68,272
		628,061

Beverages - 0.6%
Coca-Cola Co.	1,226	87,806
Constellation Brands, Inc. - Class A	62	11,378
Keurig Dr Pepper, Inc.	453	15,502
Molson Coors Beverage Co. - Class B	68	4,139
Monster Beverage Corp. (b)	267	15,625
PepsiCo, Inc.	284	42,583
		177,033

Biotechnology - 0.6%
Amgen, Inc.	156	48,602
Biogen, Inc. (b)	66	9,031
Corteva, Inc.	234	14,726
Gilead Sciences, Inc.	396	44,372
Incyte Corp. (b)	35	2,119
Moderna, Inc. (b)	65	1,843
Regeneron Pharmaceuticals, Inc.	36	22,832
Vertex Pharmaceuticals, Inc. (b)	74	35,877
		179,402

Building Materials - 0.3%
Builders FirstSource, Inc. (b)	60	7,496
Carrier Global Corp.	234	14,837
Johnson Controls International PLC	191	15,301
Lennox International, Inc.	15	8,412
Martin Marietta Materials, Inc.	22	10,519
Masco Corp.	123	8,553
Trane Technologies PLC	64	21,563
Vulcan Materials Co.	11	2,566
		89,247

Chemicals - 0.6%
Air Products and Chemicals, Inc.	79	23,299
CF Industries Holdings, Inc.	101	7,893
Dow, Inc.	160	5,587
DuPont de Nemours, Inc.	115	8,588
Eastman Chemical Co.	27	2,379
Ecolab, Inc.	73	18,507
International Flavors & Fragrances, Inc.	128	9,934
Linde PLC	144	67,052
LyondellBasell Industries NV - Class A	88	6,195
PPG Industries, Inc.	95	10,388
Sherwin-Williams Co.	36	12,571
		172,393

Commercial Services - 0.6%
Automatic Data Processing, Inc.	72	21,998
Cintas Corp.	110	22,608
Corpay, Inc. (b)	17	5,928
Equifax, Inc.	51	12,422
Global Payments, Inc.	65	6,365
Moody's Corp.	49	22,819
PayPal Holdings, Inc. (b)	308	20,097
Quanta Services, Inc.	21	5,338
Rollins, Inc.	66	3,566
S&P Global, Inc.	60	30,485
United Rentals, Inc.	25	15,668
Verisk Analytics, Inc.	50	14,881
		182,175

Computers - 4.1%
Accenture PLC - Class A	86	26,835
Apple, Inc.	4,552	1,011,135
Cognizant Technology Solutions Corp. - Class A	36	2,754
Crowdstrike Holdings, Inc. - Class A (b)	72	25,386
Dell Technologies, Inc. - Class C	91	8,295
Fortinet, Inc. (b)	229	22,044
HP, Inc.	385	10,661
International Business Machines Corp.	291	72,360
Leidos Holdings, Inc.	59	7,961
Seagate Technology Holdings PLC	46	3,908
Super Micro Computer, Inc. (b)	128	4,383
Western Digital Corp. (b)	80	3,234
		1,198,956

Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	299	28,016
Estee Lauder Cos., Inc. - Class A	116	7,656
Kenvue, Inc.	716	17,170
Procter & Gamble Co.	597	101,741
		154,583

Distribution & Wholesale - 0.2%
Copart, Inc. (b)	254	14,374
Fastenal Co.	215	16,674
LKQ Corp.	130	5,530
WW Grainger, Inc.	15	14,817
		51,395

Diversified Financial Services - 2.2%
American Express Co.	180	48,429
Ameriprise Financial, Inc.	32	15,492
Apollo Global Management, Inc.	138	18,898
Blackrock, Inc.	43	40,699
Capital One Financial Corp.	122	21,875
Cboe Global Markets, Inc.	46	10,409
Charles Schwab Corp.	557	43,602
CME Group, Inc.	121	32,100
Discover Financial Services	101	17,241
Intercontinental Exchange, Inc.	166	28,635
Mastercard, Inc. - Class A	256	140,318
Nasdaq, Inc.	166	12,593
Raymond James Financial, Inc.	71	9,863
T Rowe Price Group, Inc.	100	9,187
Visa, Inc. - Class A	516	180,836
		630,177

Electric - 1.1%
Alliant Energy Corp.	55	3,539
Ameren Corp.	69	6,928
American Electric Power Co., Inc.	152	16,609
CenterPoint Energy, Inc.	249	9,021
CMS Energy Corp.	132	9,915
Consolidated Edison, Inc.	82	9,068
Constellation Energy Corp.	91	18,348
Dominion Energy, Inc.	312	17,494
DTE Energy Co.	84	11,615
Duke Energy Corp.	165	20,125
Edison International	170	10,016
Entergy Corp.	103	8,805
Evergy, Inc.	71	4,895
Eversource Energy	160	9,938
Exelon Corp.	326	15,022
FirstEnergy Corp.	87	3,517
NextEra Energy, Inc.	679	48,135
NRG Energy, Inc.	86	8,210
PG&E Corp.	796	13,675
Pinnacle West Capital Corp.	58	5,525
PPL Corp.	194	7,005
Public Service Enterprise Group, Inc.	234	19,258
Southern Co.	287	26,390
Vistra Energy Corp.	98	11,509
WEC Energy Group, Inc.	124	13,514
Xcel Energy, Inc.	190	13,450
		341,526

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	88	15,148
Eaton Corp. PLC	119	32,348
Emerson Electric Co.	174	19,078
		66,574

Electronics - 0.5%
Allegion PLC	24	3,131
Amphenol Corp. - Class A	390	25,580
Fortive Corp.	141	10,318
Garmin Ltd.	52	11,291
Honeywell International, Inc.	189	40,020
Jabil, Inc.	57	7,756
Keysight Technologies, Inc. (b)	71	10,634
Mettler-Toledo International, Inc. (b)	5	5,905
TE Connectivity PLC	113	15,969
Trimble, Inc. (b)	120	7,878
		138,482

Energy-Alternate Sources - 0.0%(a)
First Solar, Inc. (b)	58	7,333

Engineering & Construction - 0.0%(a)
Jacobs Solutions, Inc.	24	2,901

Entertainment - 0.0%(a)
Live Nation Entertainment, Inc. (b)	74	9,663

Environmental Control - 0.2%
Pentair PLC	82	7,173
Republic Services, Inc.	69	16,709
Veralto Corp.	106	10,330
Waste Management, Inc.	111	25,697
		59,909

Food - 0.4%
Conagra Brands, Inc.	124	3,307
General Mills, Inc.	194	11,599
Hershey Co.	35	5,986
J M Smucker Co.	31	3,671
Kellanova	101	8,331
Kraft Heinz Co.	277	8,429
Kroger Co.	307	20,781
McCormick & Co., Inc.	116	9,548
Mondelez International, Inc. - Class A	410	27,818
Sysco Corp.	243	18,235
The Campbell's Co.	66	2,635
Tyson Foods, Inc. - Class A	58	3,701
		124,041

Forest Products & Paper - 0.0%(a)
International Paper Co.	201	10,723

Gas - 0.0%(a)
Atmos Energy Corp.	66	10,202
NiSource, Inc.	86	3,448
		13,650

Hand & Machine Tools - 0.0%(a)
Snap-on, Inc.	10	3,371
Stanley Black & Decker, Inc.	38	2,921
		6,292

Healthcare-Products - 1.5%
Abbott Laboratories	502	66,589
Agilent Technologies, Inc.	77	9,007
Baxter International, Inc.	252	8,626
Boston Scientific Corp. (b)	427	43,076
Cooper Cos., Inc. (b)	35	2,952
Danaher Corp.	186	38,130
Edwards Lifesciences Corp. (b)	222	16,091
GE HealthCare Technologies, Inc.	146	11,784
Hologic, Inc. (b)	45	2,780
IDEXX Laboratories, Inc. (b)	22	9,239
Insulet Corp. (b)	32	8,404
Intuitive Surgical, Inc. (b)	114	56,461
Medtronic PLC	363	32,619
ResMed, Inc.	57	12,759
Revvity, Inc.	71	7,512
STERIS PLC	42	9,519
Stryker Corp.	99	36,853
Thermo Fisher Scientific, Inc.	113	56,229
Waters Corp. (b)	18	6,634
Zimmer Biomet Holdings, Inc.	64	7,244
		442,508

Healthcare-Services - 1.0%
Centene Corp. (b)	135	8,196
Cigna Group	93	30,597
Elevance Health, Inc.	71	30,882
HCA Healthcare, Inc.	57	19,696
Humana, Inc.	34	8,996
IQVIA Holdings, Inc. (b)	67	11,812
Labcorp Holdings, Inc.	22	5,120
Molina Healthcare, Inc. (b)	27	8,894
Quest Diagnostics, Inc.	33	5,584
UnitedHealth Group, Inc.	274	143,507
Universal Health Services, Inc. - Class B	13	2,443
		275,727

Home Builders - 0.1%
D R Horton, Inc.	77	9,789
Lennar Corp. - Class A	94	10,790
NVR, Inc. (b)	1	7,244
PulteGroup, Inc.	26	2,673
		30,496

Household Products & Wares - 0.2%
Avery Dennison Corp.	59	10,500
Church & Dwight Co., Inc.	130	14,312
Clorox Co.	55	8,099
Kimberly-Clark Corp.	123	17,493
		50,404

Insurance - 2.1%
Aflac, Inc.	181	20,125
Allstate Corp.	82	16,980
American International Group, Inc.	153	13,302
Aon PLC - Class A	62	24,744
Arch Capital Group Ltd.	102	9,810
Arthur J Gallagher & Co.	88	30,381
Assurant, Inc.	12	2,517
Berkshire Hathaway, Inc. - Class B (b)	505	268,952
Brown & Brown, Inc.	67	8,335
Chubb Ltd.	122	36,843
Cincinnati Financial Corp.	68	10,045
Everest Group Ltd.	9	3,270
Globe Life, Inc.	21	2,766
Hartford Insurance Group, Inc.	71	8,785
Loews Corp.	53	4,871
Marsh & McLennan Cos., Inc.	142	34,652
MetLife, Inc.	186	14,934
Principal Financial Group, Inc.	100	8,437
Progressive Corp.	182	51,508
Prudential Financial, Inc.	120	13,402
Travelers Cos., Inc.	75	19,835
W R Berkley Corp.	56	3,985
Willis Towers Watson PLC	27	9,125
		617,604

Internet - 6.3%
Airbnb, Inc. - Class A (b)	158	18,875
Alphabet, Inc. - Class A	1,866	288,558
Alphabet, Inc. - Class C	1,520	237,470
Amazon.com, Inc. (b)	3,012	573,063
Booking Holdings, Inc.	10	46,069
CDW Corp./DE	28	4,487
DoorDash, Inc. - Class A (b)	111	20,287
EBAY, Inc.	118	7,992
Expedia Group, Inc.	36	6,052
F5, Inc. (b)	32	8,521
Gen Digital, Inc.	117	3,105
GoDaddy, Inc. - Class A (b)	16	2,882
Match Group, Inc.	232	7,238
Meta Platforms, Inc. - Class A	684	394,230
Netflix, Inc. (b)	130	121,229
Palo Alto Networks, Inc. (b)	220	37,541
Uber Technologies, Inc. (b)	673	49,035
VeriSign, Inc. (b)	35	8,885
		1,835,519

Iron & Steel - 0.1%
Nucor Corp.	60	7,220
Steel Dynamics, Inc.	66	8,256
		15,476

Leisure Time - 0.1%
Carnival Corp. (b)	134	2,617
Royal Caribbean Cruises Ltd.	79	16,230
		18,847

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	103	23,438
Las Vegas Sands Corp.	73	2,820
Marriott International Inc/MD - Class A	11	2,620
MGM Resorts International (b)	235	6,965
		35,843

Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	149	49,141
GE Vernova, Inc.	80	24,422
		73,563

Machinery-Diversified - 0.4%
Deere & Co.	80	37,548
Dover Corp.	37	6,500
IDEX Corp.	15	2,715
Ingersoll Rand, Inc.	163	13,045
Nordson Corporation	41	8,271
Otis Worldwide Corp.	126	13,003
Rockwell Automation, Inc.	45	11,627
Wabtec Corp.	35	6,347
Xylem, Inc./NY	131	15,649
		114,705

Media - 0.5%
Charter Communications, Inc. - Class A (b)	25	9,213
Comcast Corp. - Class A	1,092	40,295
FactSet Research Systems, Inc.	8	3,637
Fox Corp. - Class A	52	2,943
News Corp. - Class B	313	9,506
Walt Disney Co.	570	56,260
Warner Bros Discovery, Inc. (b)	958	10,279
		132,133

Mining - 0.2%
Freeport-McMoRan, Inc.	453	17,151
Newmont Corp.	348	16,801
		33,952

Miscellaneous Manufacturing - 0.3%
3M Co.	157	23,057
Axon Enterprise, Inc. (b)	23	12,097
Illinois Tool Works, Inc.	95	23,560
Parker-Hannifin Corp.	12	7,294
Teledyne Technologies, Inc. (b)	14	6,968
Textron, Inc.	50	3,613
		76,589

Oil & Gas - 1.4%
Chevron Corp.	490	81,972
ConocoPhillips	370	38,857
Coterra Energy, Inc.	246	7,109
Devon Energy Corp.	295	11,033
Diamondback Energy, Inc.	53	8,474
EOG Resources, Inc.	139	17,825
EQT Corp.	238	12,716
Expand Energy Corp.	87	9,685
Exxon Mobil Corp.	1,285	152,825
Hess Corp.	92	14,695
Marathon Petroleum Corp.	107	15,589
Occidental Petroleum Corp.	146	7,207
Phillips 66	146	18,028
Texas Pacific Land Corp.	4	5,300
Valero Energy Corp.	110	14,528
		415,843

Oil & Gas Services - 0.2%
Baker Hughes Co.	329	14,459
Halliburton Co.	197	4,998
Schlumberger NV	404	16,887
		36,344

Packaging & Containers - 0.0%(a)
Amcor PLC	396	3,841
Ball Corp.	70	3,645
Packaging Corp. of America	41	8,119
Smurfit WestRock PLC	143	6,444
		22,049

Pharmaceuticals - 2.5%
AbbVie, Inc.	541	113,350
Becton Dickinson & Co.	88	20,157
Bristol-Myers Squibb Co.	588	35,862
Cardinal Health, Inc.	96	13,226
Cencora, Inc.	64	17,798
CVS Health Corp.	421	28,523
Dexcom, Inc. (b)	94	6,419
Eli Lilly & Co.	238	196,566
Johnson & Johnson	683	113,269
McKesson Corp.	36	24,228
Merck & Co., Inc.	809	72,616
Pfizer, Inc.	1,639	41,532
Viatris, Inc.	286	2,491
Zoetis, Inc.	158	26,015
		712,052

Pipelines - 0.3%
Kinder Morgan, Inc.	625	17,831
ONEOK, Inc.	209	20,737
Targa Resources Corp.	79	15,837
Williams Cos., Inc.	352	21,036
		75,441

Private Equity - 0.2%
Blackstone, Inc.	248	34,666
KKR & Co., Inc.	76	8,786
		43,452

Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	41	5,362
CoStar Group, Inc. (b)	139	11,013
		16,375

Retail - 2.4%
AutoZone, Inc. (b)	6	22,877
Best Buy Co., Inc.	109	8,023
CarMax, Inc. (b)	38	2,961
Chipotle Mexican Grill, Inc. (b)	397	19,933
Costco Wholesale Corp.	141	133,354
Darden Restaurants, Inc.	51	10,596
Dollar General Corp.	113	9,936
Dollar Tree, Inc. (b)	122	9,159
Domino's Pizza, Inc.	7	3,216
Genuine Parts Co.	34	4,051
Home Depot, Inc.	256	93,821
Lowe's Cos., Inc.	164	38,250
Lululemon athletica, Inc. (b)	39	11,039
McDonald's Corp.	207	64,661
O'Reilly Automotive, Inc. (b)	20	28,652
Starbucks Corp.	328	32,174
Target Corp.	158	16,489
TJX Cos., Inc.	395	48,111
Tractor Supply Co.	218	12,012
Ulta Beauty, Inc. (b)	10	3,665
Walmart, Inc.	881	77,344
Williams-Sonoma, Inc.	45	7,115
Yum! Brands, Inc.	98	15,421
		672,860

Semiconductors - 4.8%
Advanced Micro Devices, Inc. (b)	469	48,185
Analog Devices, Inc.	168	33,881
Applied Materials, Inc.	237	34,393
Broadcom, Inc.	1,419	237,583
Intel Corp.	1,301	29,546
KLA Corp.	38	25,832
Lam Research Corp.	389	28,280
Microchip Technology, Inc.	146	7,068
Monolithic Power Systems, Inc.	19	11,020
NVIDIA Corp.	7,367	798,435
NXP Semiconductors NV	84	15,965
ON Semiconductor Corp. (b)	64	2,604
QUALCOMM, Inc.	353	54,224
Skyworks Solutions, Inc.	36	2,327
Teradyne, Inc.	84	6,938
Texas Instruments, Inc.	263	47,261
		1,383,542

Software - 4.8%
Adobe, Inc. (b)	141	54,078
Autodesk, Inc. (b)	18	4,712
Broadridge Financial Solutions, Inc.	32	7,759
Cadence Design Systems, Inc. (b)	88	22,381
Dayforce, Inc. (b)	146	8,516
Electronic Arts, Inc.	69	9,972
Fair Isaac Corp. (b)	8	14,753
Fidelity National Information Services, Inc.	203	15,160
Fiserv, Inc. (b)	132	29,150
Intuit, Inc.	95	58,329
Jack Henry & Associates, Inc.	42	7,669
Microsoft Corp.	2,365	887,798
MSCI, Inc.	28	15,834
Oracle Corp.	512	71,583
Palantir Technologies, Inc. - Class A (b)	638	53,847
Paychex, Inc.	54	8,331
Roper Technologies, Inc.	16	9,433
Salesforce, Inc.	290	77,824
ServiceNow, Inc. (b)	30	23,884
Synopsys, Inc. (b)	12	5,146
Take-Two Interactive Software, Inc. (b)	65	13,471
Tyler Technologies, Inc. (b)	5	2,907
Workday, Inc. - Class A (b)	82	19,149
		1,421,686

Technology - 0.1%
Micron Technology, Inc.	343	29,803

Telecommunications - 1.0%
Arista Networks, Inc. (b)	153	11,854
AT&T, Inc.	2,130	60,236
Cisco Systems, Inc.	1,011	62,389
Corning, Inc.	297	13,597
Juniper Networks, Inc.	138	4,994
Motorola Solutions, Inc.	66	28,895
T-Mobile US, Inc.	108	28,805
Verizon Communications, Inc.	1,426	64,684
		275,454

Transportation - 0.5%
C.H. Robinson Worldwide, Inc.	33	3,379
CSX Corp.	615	18,099
Expeditors International of Washington, Inc.	29	3,487
FedEx Corp.	74	18,040
JB Hunt Transport Services, Inc.	60	8,877
Norfolk Southern Corp.	79	18,711
Old Dominion Freight Line, Inc.	17	2,813
Union Pacific Corp.	189	44,650
United Parcel Service, Inc. - Class B	201	22,108
		140,164

Water - 0.0%(a)
American Water Works Co., Inc.	82	12,097
TOTAL COMMON STOCKS (Cost $14,671,583)		14,008,156

REITS - 1.1%	Shares	Value
Alexandria Real Estate Equities, Inc.	33	3,053
American Tower Corp.	155	33,729
AvalonBay Communities, Inc.	34	7,297
BXP, Inc.	112	7,525
Camden Property Trust	23	2,813
Crown Castle, Inc.	164	17,094
Digital Realty Trust, Inc.	95	13,613
Equinix, Inc.	31	25,276
Equity Residential	99	7,086
Essex Property Trust, Inc.	30	9,197
Extra Space Storage, Inc.	52	7,721
Healthpeak Properties, Inc.	256	5,176
Host Hotels & Resorts, Inc.	527	7,489
Invitation Homes, Inc.	105	3,659
Iron Mountain, Inc.	122	10,497
Kimco Realty Corp.	145	3,080
Mid-America Apartment Communities, Inc.	56	9,384
Prologis, Inc.	291	32,531
Public Storage	40	11,972
Realty Income Corp.	201	11,660
Regency Centers Corp.	70	5,163
SBA Communications Corp.	46	10,120
Simon Property Group, Inc.	98	16,276
UDR, Inc.	118	5,330
Ventas, Inc.	117	8,045
VICI Properties, Inc.	196	6,394
Welltower, Inc.	125	19,151
Weyerhaeuser Co.	278	8,140
		308,471
TOTAL REITS (Cost $306,609)		308,471

TOTAL INVESTMENTS - 49.5% (Cost $14,978,192)		14,316,627
Money Market Deposit Account - 47.2% (c)(d)		13,669,158
Other Assets in Excess of Liabilities - 3.3%(e)		965,732
TOTAL NET ASSETS - 100.0%		$28,951,517
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	A portion of this depsit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $43,122.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $1,601,535.

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	3	09/15/2025	$794,555	$1,242
3 Month Euribor	16	03/16/2026	4,240,655	4,779
3 Month Euribor	1	09/14/2026	264,825	(135)
3 Month Euribor	3	06/14/2027	792,690	1,026
3-Month Secured Overnight Financing Rate	4	06/16/2026	964,950	512
3-Month Secured Overnight Financing Rate	7	12/15/2026	1,690,063	812
3-Month Secured Overnight Financing Rate	9	12/14/2027	2,170,913	950
Aluminum - 90 day settlement(a)	1	04/14/2025	62,904	(2,739)
Aluminum - 90 day settlement(a)	1	04/28/2025	63,048	(2,620)
Aluminum - 90 day settlement(a)	2	05/21/2025	126,171	(8,433)
Aluminum - 90 day settlement(a)	1	06/04/2025	63,231	(3,936)
Aluminum - 90 day settlement(a)	3	06/16/2025	189,773	(2,310)
Arabica Coffee	2	05/19/2025	284,813	(28,049)
ASX SPI 200 Index	2	06/19/2025	246,098	(1,049)
Australian 90 Day Bank Bills	2	03/12/2026	1,239,130	180
Brent Crude Oil	2	04/30/2025	149,540	4,800
British Pound	16	06/16/2025	1,291,100	(3,176)
CAC40 10 Euro Index	4	04/17/2025	337,518	(14,432)
Canadian 10 Year Government Bonds	8	06/19/2025	690,178	5,008
CBOE Volatility Index	1	04/16/2025	20,844	192
Copper	3	05/28/2025	377,550	24,275
Crude Oil	2	04/22/2025	142,960	4,060
Crude Palm Oil	1	06/13/2025	24,896	(949)
Dollar Index	1	06/16/2025	103,883	639
Dow Jones Industrial Average Index	1	06/20/2025	211,295	2,058
Euro	5	06/16/2025	678,875	(2,681)
Euro STOXX 50 Quanto Index	11	06/20/2025	617,197	(27,747)
Euro STOXX Banks Index	5	06/20/2025	49,159	(1,780)
Euro-BTP Italian Government Bonds	3	06/06/2025	381,224	1,069
Euro-Bund	2	06/06/2025	278,609	(1,874)
European Rapeseed	1	07/31/2025	26,235	674
Feeder Cattle	3	05/22/2025	426,750	3,068
FTSE 100 Index	10	06/20/2025	1,109,877	(14,081)
FTSE China A50 Index	3	04/29/2025	40,002	(258)
FTSE/JSE Top 40 Index	2	06/19/2025	89,654	(743)
FTSE/MIB Index	1	06/20/2025	201,847	(9,588)
German Stock Index	1	06/20/2025	604,881	(31,533)
Gold	5	06/26/2025	1,575,150	38,299
Hang Seng China Enterprises Index	3	04/29/2025	32,843	(948)
Hang Seng China Enterprises Index	7	04/29/2025	383,174	(6,158)
Hang Seng Index	2	04/29/2025	297,657	(3,849)
Hang Seng Index	1	04/29/2025	29,766	(613)
ICE 3 Month SONIA Rate	1	06/16/2026	310,425	–
ICE 3 Month SONIA Rate	1	12/15/2026	310,538	48
Japanese Yen	4	06/16/2025	335,950	(5,985)
Korean Won	2	04/21/2025	19,992	330
Lead - 90 day settlement(a)	1	04/14/2025	49,813	1,141
Lead - 90 day settlement(a)	1	04/22/2025	49,807	272
Lead - 90 day settlement(a)	1	04/28/2025	49,863	291
Lead - 90 day settlement(a)	1	05/08/2025	49,976	446
Lead - 90 day settlement(a)	2	05/15/2025	100,147	412
Lead - 90 day settlement(a)	1	06/24/2025	50,260	(2,111)
Lean Hogs	2	06/13/2025	76,220	(1,965)
Light Sweet Crude Oil	1	04/21/2025	35,740	(61)
Live Cattle	3	06/30/2025	244,380	9,203
Live Cattle	3	08/29/2025	240,030	9,273
Live Cattle	2	10/31/2025	159,020	(1,435)
London Metals – Nickel(a)	1	06/30/2025	95,508	(347)
Mexican Peso	7	06/16/2025	169,505	(1,553)
MSCI EAFE Index	2	06/20/2025	241,630	(8,603)
MSCI Emerging Markets Index	3	06/20/2025	166,620	(5,368)
MSCI Singapore Index	3	04/29/2025	87,027	(1,753)
Natural Gas	6	04/28/2025	247,140	(5,574)
NY Harbor ULSD	1	04/30/2025	95,735	1,221
Palladium	1	06/26/2025	100,070	368
Platinum	1	07/29/2025	51,375	2,458
Reformulated Gasoline Blendstock	1	04/30/2025	96,209	2,346
S&P/Toronto Stock Exchange 60 Index	2	06/19/2025	416,275	2,714
SGX FTSE Taiwan Index	1	04/29/2025	69,510	(5,247)
Short-term Euro-BTP	15	06/06/2025	1,743,439	7,012
Silver	2	05/28/2025	346,110	(1,440)
South African Rand	3	06/16/2025	81,375	(5)
STOXX Europe 600 Index	9	06/20/2025	257,404	(8,405)
Sugar #11	2	04/30/2025	42,246	(1,962)
Sugar #11	1	06/30/2025	20,888	(1,044)
Swiss Franc	1	06/16/2025	142,588	(1,024)
Tokyo Price Index	1	06/12/2025	17,748	185
TOPIX Index	2	06/12/2025	354,957	298
U.S. Cocoa	1	07/16/2025	78,880	(21,432)
U.S. Treasury 10 Year Notes	3	06/18/2025	333,656	(266)
U.S. Treasury 5 Year Note	6	06/30/2025	648,938	(156)
U.S. Treasury Long Bonds	1	06/18/2025	117,281	(688)
White Sugar	3	04/15/2025	80,235	(808)
				$(115,252)
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(3)	08/29/2025	$1,200,159	$(588)
10 Year U.S. Ultra Treasury Notes	(2)	06/18/2025	228,250	(3,206)
3 Month Euribor	(3)	09/13/2027	792,122	(1,041)
3 Month Euribor	(1)	06/19/2028	263,595	(217)
3-Month Secured Overnight Financing Rate	(1)	03/17/2026	240,938	(1,189)
Aluminum - 90 day settlement(a)	(1)	04/14/2025	62,904	4,316
Aluminum - 90 day settlement(a)	(1)	04/28/2025	63,048	4,040
Aluminum - 90 day settlement(a)	(2)	05/21/2025	126,171	1,185
Aluminum - 90 day settlement(a)	(1)	06/04/2025	63,231	733
Aluminum - 90 day settlement(a)	(3)	06/16/2025	189,773	10,224
Aluminum - 90 day settlement(a)	(1)	06/23/2025	63,275	2,070
Austrailian Government 3 Year Bonds	(17)	06/16/2025	1,131,332	(1,875)
Australian Dollar	(50)	06/16/2025	3,126,750	11,536
Brent Crude Oil	(2)	04/30/2025	149,540	(6,362)
Brent Crude Oil	(1)	05/30/2025	73,970	(2,761)
Brent Crude Oil	(1)	10/31/2025	71,140	559
British Pound	(1)	06/16/2025	80,694	(14)
Canadian Canola Oil	(8)	05/14/2025	68,100	(2,461)
Canadian Canola Oil	(4)	07/14/2025	34,406	(1,409)
Canadian Dollar	(19)	06/17/2025	1,326,770	(211)
Class III Milk	(1)	06/03/2025	34,820	(582)
Corn No. 2 Yellow	(2)	05/14/2025	45,725	700
Corn No. 2 Yellow	(1)	07/14/2025	23,163	148
Corn No. 2 Yellow	(1)	09/12/2025	21,738	898
Corn No. 2 Yellow	(18)	12/12/2025	397,800	12,759
Cotton No.2	(12)	05/07/2025	400,980	(2,613)
Cotton No.2	(1)	07/09/2025	33,995	(202)
Crude Oil	(1)	05/20/2025	70,950	(4,832)
Crude Soybean Oil	(2)	05/14/2025	53,868	(3,381)
Euro	(52)	06/16/2025	7,060,299	43,454
Euro	(1)	06/16/2025	135,844	265
Euro BUXL 30 Year Bonds	(3)	06/06/2025	386,869	(3,136)
Euro-BOBL	(8)	06/06/2025	1,018,934	4,592
Euro-BTP Italian Government Bonds	(4)	06/06/2025	508,299	(4,509)
Euro-Bund	(6)	06/06/2025	835,826	(3,958)
Euro-Schatz	(20)	06/06/2025	2,313,016	(78)
French Government Bonds	(6)	06/06/2025	795,991	16,400
FTSE 100 Index	(1)	06/20/2025	110,988	824
Hard Red Winter Wheat	(1)	05/14/2025	27,850	(515)
Hard Red Winter Wheat	(1)	07/14/2025	28,500	285
ICE 3 Month SONIA Rate	(4)	12/14/2027	1,241,507	(1,211)
Japanese 10 Year Government Bonds	(3)	06/13/2025	2,768,185	(8,070)
Lead - 90 day settlement(a)	(1)	04/14/2025	49,813	(1,018)
Lead - 90 day settlement(a)	(1)	04/22/2025	49,807	(1,160)
Lead - 90 day settlement(a)	(1)	04/28/2025	49,863	(556)
Lead - 90 day settlement(a)	(1)	05/08/2025	49,976	2,142
Lead - 90 day settlement(a)	(2)	05/15/2025	100,147	(866)
Lead - 90 day settlement(a)	(1)	06/24/2025	50,260	1,923
London Cocoa	(1)	09/15/2025	77,350	18,691
Long Gilt	(9)	06/26/2025	1,065,970	1,406
Low Sulphur Gas Oil	(1)	07/10/2025	67,275	(3,351)
Low Sulphur Gas Oil	(1)	08/12/2025	67,075	(3,376)
Milling Wheat No. 2	(5)	05/12/2025	59,539	1,683
Milling Wheat No. 2	(1)	09/10/2025	11,800	350
New Zealand Dollar	(9)	06/16/2025	511,830	3,213
Nifty 50 Index	(2)	04/24/2025	93,474	2,270
Nikkei 225 Index	(2)	06/12/2025	240,316	6,029
Nikkei 225 Index	(2)	06/12/2025	237,983	7,829
Nikkei 225 Index	(13)	06/12/2025	309,074	11,506
NY Harbor ULSD	(1)	05/30/2025	94,882	(3,383)
NY Harbor ULSD	(2)	06/30/2025	189,403	(7,983)
Reformulated Gasoline Blendstock	(1)	06/30/2025	94,895	(4,038)
Robusta Coffee	(1)	05/23/2025	52,690	1,159
Robusta Coffee	(2)	07/25/2025	105,900	1,198
Rough Rice	(1)	05/14/2025	27,140	(612)
Russell 2000 Index	(3)	06/20/2025	304,065	7,013
S&P 500 Index	(3)	06/20/2025	847,988	5,839
SGX TSI Iron Ore	(2)	05/30/2025	20,198	187
Soybean Meal	(13)	05/14/2025	380,510	8,562
Soybean Meal	(1)	07/14/2025	29,940	1,138
Soybeans	(8)	05/14/2025	405,900	3,955
Soybeans	(3)	07/14/2025	154,238	6,668
Soybeans	(1)	11/14/2025	50,963	1,710
Technology Select Sector Index	(1)	06/20/2025	209,870	8,408
U.S. Dollar	(1)	06/16/2025	99,435	(267)
U.S. Treasury 10 Year Notes	(12)	06/18/2025	1,334,625	(15,102)
U.S. Treasury 2 Year Notes	(10)	06/30/2025	2,071,719	(8,609)
U.S. Treasury 5 Year Note	(7)	06/30/2025	757,094	(8,284)
U.S. Treasury Long Bonds	(1)	06/18/2025	117,281	(1,751)
UK Natural Gas	(5)	04/29/2025	195,737	7,862
Wheat	(14)	05/14/2025	375,900	17,125
Wheat	(2)	09/12/2025	56,625	1,358
WTI Light Sweet Crude Oil	(1)	04/21/2025	71,480	(5,001)
Zinc - 90 day settlement(a)	(1)	06/25/2025	71,281	676
				$125,110
Net Unrealized Appreciation (Depreciation)				$9,858

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Strategic Allocation Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	04/30/2025	AUD	200,000	CAD	180,197	$(403)
Deutsche Bank	04/30/2025	AUD	2,600,000	NZD	2,860,640	(392)
Deutsche Bank	04/30/2025	CHF	125,000	USD	142,274	(475)
Deutsche Bank	04/07/2025	CLP	92,416,000	USD	100,000	(2,674)
Deutsche Bank	04/14/2025	CLP	95,169,770	USD	100,000	223
Deutsche Bank	04/28/2025	CLP	92,298,830	USD	100,000	(2,806)
Deutsche Bank	04/25/2025	COP	420,601,516	USD	100,000	239
Deutsche Bank	04/30/2025	EUR	625,000	AUD	1,071,780	7,043
Deutsche Bank	04/30/2025	EUR	250,000	CAD	386,252	1,961
Deutsche Bank	04/30/2025	EUR	125,000	CHF	118,596	847
Deutsche Bank	04/30/2025	EUR	200,000	HUF	80,677,608	385
Deutsche Bank	04/30/2025	EUR	125,000	USD	134,989	392
Deutsche Bank	04/30/2025	GBP	375,000	AUD	771,116	2,426
Deutsche Bank	04/30/2025	GBP	416,960	EUR	500,000	(2,952)
Deutsche Bank	04/30/2025	GBP	312,500	USD	404,672	(1,027)
Deutsche Bank	04/03/2025	INR	8,747,960	USD	101,209	1,111
Deutsche Bank	04/07/2025	INR	17,145,437	USD	200,000	467
Deutsche Bank	04/11/2025	INR	8,550,370	USD	100,000	(64)
Deutsche Bank	04/30/2025	JPY	18,883,634	AUD	200,000	1,324
Deutsche Bank	04/30/2025	JPY	85,327,765	CHF	500,000	3,612
Deutsche Bank	04/30/2025	JPY	16,190,793	EUR	100,000	5
Deutsche Bank	04/30/2025	JPY	51,490,842	NZD	600,000	3,537
Deutsche Bank	04/30/2025	JPY	12,500,000	USD	83,372	248
Deutsche Bank	04/10/2025	KRW	439,648,252	USD	300,000	(1,270)
Deutsche Bank	04/30/2025	NOK	2,842,151	EUR	250,000	(609)
Deutsche Bank	04/30/2025	NOK	3,151,927	USD	300,000	(402)
Deutsche Bank	04/30/2025	PLN	419,198	EUR	100,000	(187)
Deutsche Bank	04/30/2025	PLN	776,376	USD	200,000	240
Deutsche Bank	04/30/2025	SEK	5,398,647	EUR	500,000	(3,464)
Deutsche Bank	04/30/2025	SEK	4,758,457	NOK	5,000,000	(1,007)
Deutsche Bank	04/30/2025	SEK	4,999,286	USD	500,000	(1,742)
Deutsche Bank	04/30/2025	SGD	668,669	USD	500,000	(1,475)
Deutsche Bank	04/10/2025	TWD	3,295,827	USD	100,000	(647)
Deutsche Bank	04/28/2025	TWD	9,892,615	USD	300,000	(1,337)
Deutsche Bank	04/30/2025	USD	251,905	AUD	400,000	1,905
Deutsche Bank	04/30/2025	USD	698,422	CAD	1,000,000	2,500
Deutsche Bank	04/07/2025	USD	100,000	CLP	93,745,170	1,274
Deutsche Bank	04/14/2025	USD	100,000	CLP	93,186,170	1,866
Deutsche Bank	04/28/2025	USD	100,000	CLP	92,432,500	2,665
Deutsche Bank	05/02/2025	USD	100,000	CLP	95,180,500	(226)
Deutsche Bank	04/30/2025	USD	400,000	CNH	2,902,237	(367)
Deutsche Bank	04/30/2025	USD	300,000	HUF	112,064,331	(345)
Deutsche Bank	04/03/2025	USD	100,000	INR	8,747,960	(2,320)
Deutsche Bank	04/07/2025	USD	200,000	INR	17,452,026	(4,052)
Deutsche Bank	04/11/2025	USD	100,000	INR	8,721,350	(1,935)
Deutsche Bank	04/15/2025	USD	100,000	INR	8,751,390	(2,249)
Deutsche Bank	04/21/2025	USD	500,000	INR	43,546,650	(8,511)
Deutsche Bank	04/24/2025	USD	100,000	INR	8,658,030	(1,076)
Deutsche Bank	04/28/2025	USD	200,000	INR	17,174,202	(423)
Deutsche Bank	05/05/2025	USD	100,000	INR	8,567,930	63
Deutsche Bank	04/10/2025	USD	300,000	KRW	432,470,000	6,147
Deutsche Bank	04/24/2025	USD	300,000	KRW	439,318,644	1,270
Deutsche Bank	04/30/2025	USD	367,085	MXN	7,500,000	2,100
Deutsche Bank	04/30/2025	USD	171,710	NZD	300,000	1,253
Deutsche Bank	04/10/2025	USD	100,000	TWD	3,275,555	1,258
Deutsche Bank	04/21/2025	USD	300,000	TWD	9,879,597	1,905
Deutsche Bank	04/28/2025	USD	100,000	TWD	3,303,711	259
Deutsche Bank	04/30/2025	ZAR	9,114,093	USD	500,000	(4,088)
Net Unrealized Appreciation (Depreciation)						$0

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
HUF - Hungarian Forint
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
TWD - New Taiwan Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LoCorr Strategic Allocation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$14,008,156	$–	$–	$14,008,156
REITS	308,471	–	–	308,471
Total Investments	$14,316,627	$–	$–	$14,316,627

Other Financial Instruments:
Futures Contracts*	376,547	–	–	376,547
Forwards*	–	48,524	–	48,524
Total Other Financial Instruments	$376,547	$48,524	$–	$425,071

Liabilities:
Other Financial Instruments:
Futures Contracts*	(366,689)	–	–	(366,689)
Forwards*	–	(48,524)	–	(48,524)
Total Other Financial Instruments	$(366,689)	$(48,524)	$–	$(415,213)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.